Related parties - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related parties
Related parties

20       Related parties

As presented in note 1, the Company is part of Cogna Group and some of the Company’s transactions and arrangements involve entities that pertain to the Cogna Group. The effect of these transactions is reflected in this Consolidated Financial Statements, with these related parties segregated by nature of transaction measured on an arm’s length basis and determined by intercompany agreements and approved by the Company’s Management. Furthermore, all of them are settled in cash, except for certain intangibles described in item d.

The balances and transactions between the Company and its affiliates have been eliminated in the Company’s Consolidated Financial Statements. The balances and transactions between related parties are shown below:

	Other receivables (i)	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments (ii)	Loans (iii)	Suppliers (note 15a)	Bonds (note 14)
Cogna Educação S.A.	-	-	153,714	1,354	20,884	-	691,451
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-	-
Editora Atica S.A.	-	1,193	-	72,158	-	7,392	-
Editora Scipione S.A.	-	414	-	13,408	-	1,386	-
Centro Educacional Leonardo Da Vinci SS	-	63	-	-	-	-	-
Maxiprint Editora Ltda.	13	367	-	-	-	26	-
Pax Editora E Distribuidora Ltda.	-	-	-	-	-	-	-
Saraiva Educacao S.A.	-	804	-	36,454	-	8,010	-
Colegio Visao Eireli	-	115	-	-	-	-	-
Colegio Manauara Lato Sensu Ltda.	-	2,838	-	-	-	173	-
Pitagoras Sistema De Educacao Superior Ltda.	-	127	-	-	-	-	-
Somos Idiomas SA	79	-	-	-	-	-	-
SGE Comercio De Material Didatico Ltda.	-	6	-	41	-	661	-
Sistema P H De Ensino Ltda.	-	2,348	-	2,116	-	163	-
Escola Mater Christi Ltda.	-	216	-	-	-	104	-
Somos Educação S.A.	-	-	-	-	-	-	-
Saber Serviços Educacionais S.A.	1,686	3,710	-	-	-	2,658	100,892
Acel Adminstração de Cursos Educacionais Ltda	-	2,899	-	-	-	36	-
Educação Inovação e Tecnologia S.A.	-	-	-	229	-	0	-
Somos Operações Escolares S.A.	292	980	-	-	-	-	-
Sociedade Educacional Doze De Outubro Ltda.	-	231	-	-	-	36	-
Colégio Motivo Ltda.	-	1,250	-	-	-	249	-
Colégio JAO Ltda.	-	772	-	-	-	-	-
Editora E Distribuidora Educacional S.A.	-	528	-	9,547	-	89	-
Colégio Ambiental Ltda	-	315	-	-	-		-
Conlégio Cidade Ltda	-	155	-	-	-		-
Curso e Colégio Coqueiro Ltda	-	188	-	-	-		-
ECSA Escola A Chave do Saber Ltda	-	435	-	-	-		-
EDUFOR Serviços Educacionais Ltda	-	10	-	-	-		-
Escola Riacho Doce Ltda	-	253	-	-	-		-
Nucleo Brasileiro de Estudos Avançados Ltda	-	391	-	-	-		-
Papelaria Brasiliana Ltda	-	1,478	-	-	-		-
Sociedade Educacional Alphaville Ltda	-	190	-	-	-		-
Sociedade Educacional NEODNA Cuiaba Ltda	-	101	-	-	-		-
	2,070	22,791	153,714	135,307	20,884	20,985	792,343

(i)	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company;

(ii)	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below; and

(iii)

On April 1, 2020 the Company signed a loan agreement with Cogna Educação S.A. in the amount of R$ 20,000 bearing interest rate at CDI plus 3,75%. Until December 31, 2020 the Company recognized R$ 884 as interest expense on consolidated statement of Profit and Loss.

	December 31, 2019
	Other receivables	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments	Loans	Suppliers (note 15)	Bonds (note 14)
Cogna Educação SA,	-	-	149,600	-	-	-	1,539,146
Anhanguera Educacional Participacoes SA,	-	1,150	-	-	-	-	-
Editora Atica SA,	16	281	-	31,944	-	-	-
Editora Scipione SA,	4,743	304	-	-	-	-	-
Escola Mater Christi Ltda,	-	204	-	130	-	-	-
Maxiprint Editora Ltda,	4,021	1,154	-	-	-	-	-
Pax Editora E Distribuidora Ltda,	-	49	-	-	-	-	-
Saraiva Educacao SA,	28,226	424	-	-	-	-	-
Somos Idiomas SA,	75	2	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda,	-	1,415	-	-	-	-	-
Ecsa Escola A Chave Do Saber Ltda,	-	212	-	-	-	-	-
Colégio Jao Ltda,	-	415	-	-	-	-	-
Colégio Motivo Ltda,	-	1,442	-	-	-	-	-
Editora E Distribuidora Educacional SA,	-	2,705	-	-	-	737	-
Sge Comercio De Material Didatico Ltda,	6	5	-	-	-	482	-
Sistema P H De Ensino Ltda,	-	2,027	-	18	-	-	-
Somos Operações Escolares SA,	42	-	-	4,197	29,192	-	-
Saber Serviços Educacionais SA,	-	5,041	-	-	-	-	101,801
Sociedade Educacional Doze De Outubro Ltda,	-	232	-	-	-	-	-
Saber Serviços Educacionais as	1,012	-	-	-	-	-	-
Editora E Distribuidora Educacional as	-	-	-	12,955	-	-	-
	38,141	17,062	149,600	49,244	29,192	1,219	1,640,947

	Year ended December 31, 2020				Year ended December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues	Finance costs	Cost Sharing (note 20c)	Sublease (note 20e)	Revenues	Finance costs (i)	Revenues	Finance costs
Cogna Educação S.A.	-	48,432	-	-	-	86,839	-	-
Somos Educação S.A.	-	278	-	-	-	-	-	-
Editora Atica S.A.	7,287	229	11,989	15,364	-	-	-	-
Editora Scipione SA.	1,551	-	-	-	-	-	-	-
Colégio Manauara Lato Sensu Ltda.	3,139	-	-	-	-	-	-	-
Maxiprint Editora Ltda.	612	-	-	-	-	-	-	-
Saraiva Educacao SA.	3,364	-	-	3,739	-	-	-	-
Sociedade Educacional Parana Ltda.	795	-	-	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda.	1,230	-	-	-		-	283	-
Sociedade Educacional Neodna Cuiaba Ltda.	367	-	-	-	1,307	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	657	-	-	-	-	-	-	-
Colégio Motivo Ltda.	1,308	-	-	-	-	-	316	-
Sistema P H De Ensino Ltda.	5,776	-	-	-	1,909	-	3,267	-
Saber Serviços Educacionais S.A.	1,254	6,740	-	729	4,642	5,744	-	25,591
Sociedade Educacional Doze De Outubro Ltda	295	-	-	-	1,770	-	134	-
Editora E Distribuidora Educacional SA.	1,841	-	36,144	1,489	469	-	592	-
Somos Operações Escolares SA.	-	-	-	-	1,647	-	-	-
Escola Mater Christi	246	-	-	-	-	-	120	-
Colegio JAO Ltda.	387	-	-	-	311	-	127	-
Centro Educacional Leonardo Da Vinci SS	1,319	-	-	-	511	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	423	-	-	-	-	-	-	-
Papelaria Brasiliana Ltda	1,287	-	-	-	-	-	-	-
Sociedade Educacional Alphaville SA	317	-	-	-	-	-	-	-
Sociedade Educacional NEODNA Cuiaba Ltda - EPP	367	-	-	-	-	-	-	-
Others	-	-	-	362	134	-	72	-
	33,822	55,679	48,133	21,683	12,700	92,583	4,911	25,591

(i)	Refers to debentures interest; see Note 14.

a.	Suppliers and other arrangements with related parties

The Company, as consequence of carve-out process on December 31, 2019 kept reverse factoring operations (specifically raw material purchases with Group Cogna’s affiliates) until then owner of assets and liabilities. After the carve-out process on January 1, 2020, the Company assumed those commitments. However, the Company took into account the fact that those contracts would last one year or least after the carve-out data basis, and the cost and benefit of transferring the contracts from the Group Cogna’s affiliates to the Company would be higher than keep them with Group Cogna. As consequence, the Management decided to reimburse the Cogna Group for those expenses inasmuch as the contracts expirated. On December 31, 2020 part of those commitments added up R$ 135,307 (R$ 49,244 on December 31, 2019 and R$ 446 on December 31, 2018). As of December 31, 2020, the Company has settled remaining contracts committed with Related Parties orderly and the Cogna Group has been transferring the remaining services and current contracts to the Company.

b.	Guarantees related to contingencies acquired through past business combination

In December 2019, the Company and Cogna Group signed the agreement to legally bind the indemnification from the seller in connection with the acquisition of Somos by Cogna Group, in order to indemnify the Company for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$153,7 million (R$ 149,6 million in 2019). See Provision for risks of tax, civil and labor losses and judicial deposits and escrow account footnote (note 20).

c.	Cost sharing agreements with related parties

The Company and its related parties expensed certain amounts based on an apportionment from Cogna Group related to shared services, including the shared service center, IT expenses, propriety IT systems and legal and accounting activities, and shared warehouses and other logistic activites based on agreement. Those expenses, R$ 48,133 as of December 31, 2020 are related to these apportionments. In the Consolidated Financial Statements as of December 31, 2019 and 2018 these expenses were recognized according to assumptions determined by the Management based on the nature of expense shared and attributable to the Company.

d.	Brand and Copyrights sharing agreements with related parties

In November and December 2019, the Company and its related parties entered into brand and copyrights sharing agreements with related parties, as follows:

On November 11, 2019, the Company and EDE (Cogna Group’s Parent Company) entered into a copyright license agreement whereby EDE agreed to grant a license, at no cost, to Company, for commercial exploitation and use of copyrights related to the educational platform materials. This agreement is valid for three years.

On November 6, 2019, the Company entered into a trademark license agreement (as amended in 2020) with EDE whereby Company was granted at no cost rights to use related to the trademark “Pitágoras.” This agreement is valid for a period of 20 years, automatically and successively renewable for the same period.

On December 6, 2019, the Company also entered into two trademark license agreements (as amended in 2020) whereby the rights to use related to certain trademarks, such as “Somos Educação”, “Editora Atica”, “Editora Scipione,” “Atual Editora,” “Par Plataforma Educacional,” “Sistema Maxi de Ensino,” “Bilingual Experience,” “English Stars” and “Rede Cristã de Educação,” were granted at no cost to certain related parties. This agreement is valid for a period of 20 years, automatically and successively renewable for the same period.

e.	Lease and sublease agreements with related parties

The Company and its related parties also shared the infrastructure of leased warehouses and other properties, which are direct expenses of the Cogna Group. The expenses related to these lease payments were recognized in the consolidated financial statements according to assumptions defined by Management based on utilization of these properties by the Company.

However, as part of its corporate restructuring (Note 1), the Company entered into lease and sublease agreements with its related parties on December 5, 2019, to continue to share these leased warehouses and other properties, as follows:

e.1       Commercial lease agreement

Lessee Entity	Counterpart lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$35	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$30	60 months from the agreement date	Inflation index	Bahia (Salvador)

e.2       Commercial sublease agreement

Entity (Sublessor)	Counterpart sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S,A (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 390	September 30, 2025	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$439	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	SGE Comércio de Material Didático Ltda, (“SGE”),	R$15	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 3	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S,A, (“Sariva”)	R$ 113	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Livraria Livro Fácil Ltda,(“Livro Fácil”)	R$ 82	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Editora e Distribuidora Educacional S,A (“EDE”)	R$ 43	September 30, 2025	Inflation index	São Paulo (São José dos Campos)

The income from these lease and sublease agreements with related parties were recognized in the Consolidated Financial Statements as of December 31, 2020 amount R$ 21,683 (Note 25).

f.	Compensation of key management personnel

Key management personnel include the members of the Board of Directors, Audit Committee, the CEO and the vice-presidents, for which the nature of the tasks performed were related to the activities of the Company.

For the year ended December 31, 2020, key management compensation, including charges and variable compensation added up R$ 40,576 (R$ 12,802 for the year ended December 31, 2019 and R$ 630 from the period from October 11, 2018 to December 31, 2018). The Audit Committee and Board of Directors were stablished in July 2020 as IPO outcome.

For the Company management members, the following benefits are granted: healthcare plan, share-based compensation plan, discounts on monthly tuition of K-12 in the Cogna Group’s schools, besides discounts over the Company’s own products.

See below the key management’s person remuneration by nature:

a)

Short term benefits - Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus, and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, The short term benefits as of December 31, 2020 amounted to R$ 6,982 (R$ 11,430 as of December 31, 2019, R$ 155 from October 11 to December 2018), including payroll charges.

b)

Share based payment - The Company offered also to certain key management personnel payment based in its restricted shares units, Bonus IPO, amount R$ 33,594 (R$ 1,372 as of December 31, 2019, R$ 475 from October 11 to December 2018) including payroll charges.

The Key management personnel compensation expenses comprised the following:

	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Short-term employee benefits (i)	6,982	11,430	155
Share-based compensation plan (ii)	33,594	1,372	475
	40,576	12,802	630

(i)

The Company, as a result of COVID-19, has been reviewed some short-term benefits not based on legal obligation, for example bonus based on performance to key management personnel. As a consequence, the expense over those short-term benefit has been reversed.

(ii)	Refers substantially to share-based compensation plan, considered as IPO Bonus, which included payroll charges.

(g)	Guarantees related to finance

According to Note 18, on November 21, 2018, Mind Makers entered into a bank credit note (cédula de crédito bancário) in favor of Banco de Desenvolvimento de Minas Gerais S.A. – BDMG, for an aggregate amount of R$1,676 with maturity on November 15, 2026. A personal lien to secure this bank credit note was granted by certain individuals, including, our Chief Executive Officer.

Vasta Platform (Successor)
Related parties
Related parties
19.	Related Parties

As presented in note 1, the Business is part of Cogna Group and therefore some of the Business’ transactions and arrangements are performed with related parties and the effect of these transactions is reflected in this combined carve-out financial statements. Transactions with these related parties are priced on an arm’s length basis, except for certain intangibles described in item d. and are settled in cash. None of the related party balances are secured. No expense has been recognized in these combined carve-out financial statements for losses in respect of amounts owed by related parties. Additionally, no guarantees have been given or received related to these balances.

Balances and transactions between Parent Entities’ operations included in the Business, have been eliminated in the combined carve-out financial statements. However, during the periods presented below, the Business entered into the following transactions with other related parties or with operations with the Parent Entity and its subsidiaries that are not part of the business.

The balances with Related Parties are presented below:

	Other receivables	Trade receivables	Indemnification asset	Other payments	Loans	Suppliers	Bonds
	(i)	(Note 9)	(note 19b)	(i)	(ii)	(note 14)	(note 13)
Cogna Educação SA.	—	—	149,600	—	—	—	—
Anhanguera Educacional Participacoes SA.	—	1,150	—	—	—	—	—
Editora Atica SA.	16	281	—	31,944	—	—	—
Editora Scipione SA.	4,743	304	—	—	—	—	—
Escola Mater Christi Ltda.	—	204	—	130	—	—	—
Maxiprint Editora Ltda.	4,021	1,154	—	—	—	—	—
Pax Editora E Distribuidora Ltda.	—	49	—	—	—	—	—
Saraiva Educacao SA.	28,226	424	—	—	—	—	—
Somos Idiomas SA.	75	2	—	—	—	—	—
Acel Administracao De Cursos Educacionais Ltda.	—	1,415	—	—	—	—	—
Ecsa Escola A Chave Do Saber Ltda.	—	212	—	—	—	—	—
Colégio Jao Ltda.	—	415
Colégio Motivo Ltda.	—	1,442
Editora E Distribuidora Educacional SA.	—	2,705	—	—	—	737	—
Sge Comercio De Material Didatico Ltda.	6	5	—	—	—	482	—
Sistema P H De Ensino Ltda.	—	2,027	—	18	—	—	—
Somos Operações Escolares SA.	42	—	—	4,197	29,192	—	—
Saber Serviços Educacionais SA.	—	5,041	—	—	—	—	1,640,947

	Other receivables	Trade receivables	Indemnification asset	Other payments	Loans	Suppliers	Bonds
	(i)	(Note 9)	asset (note 19b)	(i)	(ii)	(note 14)	(note 13)
Sociedade Educacional Doze De Outubro Ltda.	—	232	—	—	—	—	—
Saber Serviços Educacionais as	1,012	—	—	—	—	—	—
Editora E Distribuidora Educacional as	—	—	—	12,955	—	—	—
	38,141	17,062	149,600	49,244	29,192	1,219	1,640,947

(i)	Refers exclusively to the collection of corporate expenses, which are: Payroll, Services with third parties and others (Note 19.c)

(ii)

Refers to loans received by Somos Educação S.A with a maturity of 365 days and without interests, which can be postponed using an agreement addendum and subject to agreement by the counterparty or by Parent entity.

	December 31, 2018
	Trade receivables (Note 9)	Indemnification asset (note 19b)	Suppliers	Bonds
Cogna Educação SA.	—	149,600	—	—
Acel Administracao De Cursos Educacionais
Ltda.	423	—	410	—
Colégio Jao Ltda.	101	—	3	—
Colégio Maxi Ltda.	1	—	—	—
Colégio Motivo Ltda.	1,042	—	25	—
Ecsa Escola A Chave Do Saber Ltda.	29	—	—	—
Sge Comercio De Material Didatico Ltda.	1,667	—	—	—
Sistema P H De Ensino Ltda.	296	—	8	—
Somos Operações Escolares SA.	211	—	—	—
Saber Serviços Educacionais SA.	—	—	—	1,638,556
Sociedade Educacional Doze De Outubro Ltda.	31	—	—	—
	3,801	149,600	446	1,638,556

The transactions with Related Parties held as of December 31, 2019 and for the period October 11, 2018 to December 31, 2018 were as follows:

	December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues (ii)	Finance costs (i)	Revenues (ii)	Finance costs (i)
Sistema PH de Ensino	4,642	—	3,267	—
Colegio Motivo	1,909	—	316	—
ACEL Administração de Cursos Educacionais	1,307	—	283	—

	December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues (ii)	Finance costs (i)	Revenues (ii)	Finance costs (i)
Sociedade Educacional Doze de Outubro	469	—	134	—
Escola Mater Christi	311	—	120	—
Colégio Integrado JAO	511	—	127	—
Editora E Distribuidora Educacional SA	1,647	—	592	—
Saber Serviços Educacionais Sa	1,770	92,583	—	25,591
Outros	134	—	72	—
	12,700	92,583	4,911	25,591
(i)	As described in note 13, refers to bonds subscribed by SABER as of December 31, 2018 and by SOMOS as of October 11, 2018.
(ii)	Primarily refers to the amounts arising from the direct sales of printed books and learning systems to other entities of Cogna’s Group for resale to its direct clients.
(iii)

Refer to outstanding reimbursements to other related parties or with operations with the Parent Entities that are not part of the business. For shared expenses incurred, that were allocated to the Business according to the assumptions presented in note 2.

a.	Suppliers and other arrentements with related parties

The Business is the legal obligor for purchases of certain raw materials used in activities related to other businesses of the Parent Entity that are not included in these combined carve-out financial statements in the amount of R$ 207,174 as of December 31, 2019 (R$ 230,816 as of December 31, 2018) and finance costs of R$ 24,612 from the year ended December 31, 2019 (R$ 6,817 from October 11, 2018 to December 31, 2018). These balances were originally recognized with a corresponding entry in Parent’s Net Investment, and therefore, had no impact on the Business’ profit or loss.

b.	Guarantees related to contingencies acquired through past business combination

In December 2019, the Business and Cogna Group signed the agreement to legally bind the indemnification from the seller in connection with the acquisition of Somos by Cogna Group, in order to indemnify the Business for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$149.6 million. See Provision for risks of tax, civil and labor losses and judicial deposits and escrow account footnote (note 20).

c.	Cost sharing agreements with related parties

In the past, the Business and its related parties expensed certain amounts based on an apportionment from Cogna related to shared services, including the shared service center, IT expenses, propriety IT systems and legal and accounting activities, and shared warehouses and other logistic activities. The expenses related to these apportionments were recognized in these combined carve-out financial statements according to assumptions defined by the Management based on the nature of expense shared attributable to the Business.

d.	Brand and Copyrights sharing agreements with related parties

During November and December 2019, the Business and its related parties entered into brand and copyrights sharing agreements with related parties, as follows:

—     On November 11, 2019, the Business and EDE entered into a copyright license agreement whereby EDE agreed to grant a license, at no cost to Business, for commercial exploitation and use of copyrights related to the educational platform materials. This agreement is valid for three years.

—     On November 6, 2019, the Business entered into a trademark license agreement (as amended on 2020) with EDE for which Business has been granted at no cost the use rights related to the trademark “Pitágoras.” This agreement is valid for a period of 20 years, automatically and successively renewed for the same period.

—     On December 6, 2019, the Business also entered into two trademark license agreement (as amended on 2020) by which the use rights related to certain trademarks, such as “Somos Educação”, “Editora Atica,” “Editora Scipione,” “Atual Editora,” “Par Plataforma Educacional,” “Sistema Maxi de Ensino,” “Bilingual Experience,” “English Stars” and “Rede Cristã de Educação,” have been granted at no cost to certain related parties. This agreement is valid for a period of 20 years, automatically and successively renewed for the same period.

e.	Lease and sublease agreements with related parties

The Business and its related parties also shared the infrastructure of rented warehouses and other properties which are direct expenses of the Cogna Group. The expenses related to these rental payments were recognized in these combined carve-out financial statements according to assumptions defined by the Management based on utilization of these properties by the Business.

However, as part of its corporate restructuring (note 1) the Business has entered into lease and sublease agreements with its related parties on

December 5, 2019, to continue to share these rented warehouses and other properties, as follows:

— Commercial lease agreement

Lessee Entity	Counterpart lease agreement (Lessor)	Monthly payments	Mature	Rate	State of the property in use
Somos – Anglo	Editora Scipione S.A.	R$35	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos – Anglo	Editora Scipione S.A.	R$35	60 months from the agreement date	Inflation index	Bahia (Salvador)

— Commercial sublease agreement

Lessee Entity	Counterpart lease agreement (Lessor)	Monthly payments	Mature	Rate	State of the property in use
Editora e Distribuidora Educacional S.A (“EDE”)	Somos – Anglo	R$ 390	September 30, 2025	Inflation index	São Paulo (São Paulo)
Somos – Anglo	Editora Scipione S.A.	R$439	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos – Anglo	SGE Comércio de Material Didático Ltda. (“SGE”).	R$15	September 30, 2025	Inflation index	São Paulo (São José dos Campos)

Entity (Sublessor)	Counterpart lease agreement (Sublessee)	Monthly payments	Mature	Rate	State of the property in use
Somos – Anglo	Somos Idiomas S.A.	R$ 3	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos – Anglo	Saraiva Educação S.A. (“Sariva”)	R$113	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos – Anglo	Livraria Livro Fácil Ltda. (“Livro Fácil”)	R$82	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos – Anglo	Editora e Distribuidora Educacional S.A (“EDE”)	R$43	September 30, 2025	Inflation index	São Paulo (São José dos Campos)

f.	Remuneration of key management personnel

Key management personnel include the members of the Board of Directors and the Audit Committee, the CEO and the vice-presidents of Cogna Group, for which the nature of the tasks performed were related to the activities of the Business.

For the year ended December 31, 2019, key management remuneration allocated to the Business, including charges and variable remuneration totaled R$ 12,802 (R$ 630 from October 11, 2018 to December 31, 2018). For the Business management members, the following benefits are granted: healthcare plan, share-based compensation plan, discounts on monthly tuition of K-12 in the Cogna Group’s schools, besides discounts over the Business’ own products.

The Business does not grant post-employment benefits, termination benefits or other long-term benefits for their key management personnel. For the year ended December 31, 2019 share-based compensation expenses in the amount of R$ 1,372 (R$ 475 from October 11, 2018 to December 31, 2018), were paid to key management or incurred by the Business.

Key management personnel compensation comprised the following:

	December 31, 2019	October 11 to
		December 31, 2018
Short-term employee benefits	11,430	155
Share-based compensation plan	1,372	475
	12,802	630